Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31,	As of December 31,
	2022	2021
Accounts receivable	$6,858,185	$14,474,383
Less: Allowance for doubtful accounts	(3,523,458)	(4,601,637)
Accounts receivable, net	$3,334,727	$9,872,746

Schedule of allowance for doubtful accounts
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Allowance for doubtful accounts, beginning balance	$4,601,637	$4,788,855	$1,772,280
Provision for (reversal of) doubtful accounts	1,968,316	(310,012)	2,740,639
Uncollectible accounts receivable written-off	(2,705,446)	-	-
Effects of foreign exchange rate	(341,049)	122,794	275,936
Allowance for doubtful accounts, ending balance	$3,523,458	$4,601,637	$4,788,855